5. Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transaction table
	For the Nine Months Ended December 31, 2015	For the Nine Months Ended December 31, 2014
President, Chief Executive Officer	$–	$4,500
Chief Financial Officer, Secretary and Treasurer	–	4,500
	$–	$9,000